NATIONWIDE VARIABLE INSURANCE TRUST

American Century NVIT Multi Cap Value Fund	NVIT Mid Cap Index Fund
BlackRock NVIT Equity Dividend Fund	NVIT Multi-Manager International Growth Fund
(formerly, Invesco NVIT Comstock Value Fund)	NVIT Multi-Manager International Value Fund
Federated NVIT High Income Bond Fund	NVIT Multi-Manager Large Cap Growth Fund
Neuberger Berman NVIT Multi Cap Opportunities	NVIT Multi-Manager Large Cap Value Fund
Fund	NVIT Multi-Manager Mid Cap Growth Fund
Neuberger Berman NVIT Socially Responsible Fund	NVIT Multi-Manager Mid Cap Value Fund
NVIT Bond Index Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Core Plus Bond Fund	NVIT Multi-Manager Small Company Fund
NVIT Emerging Markets Fund	NVIT Multi Sector Bond Fund
NVIT Government Bond Fund	NVIT Nationwide Fund
NVIT Government Money Market Fund	NVIT Real Estate Fund
(formerly, NVIT Money Market Fund)	NVIT S&P 500 Index Fund
NVIT International Equity Fund	NVIT Short Term Bond Fund
NVIT International Index Fund	NVIT Small Cap Index Fund
NVIT Large Cap Growth Fund	Templeton NVIT International Value Fund

Supplement dated March 7, 2018
to the Statement of Additional Information dated May 1, 2017

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information ("SAI").

NVIT Multi-Manager Small Company Fund

1.
At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on March 7, 2018, the Board approved the termination of Putnam Investment Management, LLC ("Putnam") as a subadviser to the NVIT Multi-Manager Small Company Fund (the "Fund"), effective on or about March 12, 2018 (the "Effective Date"). Jacobs Levy Equity Management, Inc. and OppenheimerFunds, Inc. will continue to subadvise the Fund.

2.	As of the Effective Date, all references to, and information regarding, Putnam in the SAI are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE